Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Net loss from continuing operations	$ (693,477)	$ (3,257,499)
Adjustments for non-cash items:
Unrealized gain on changes in fair value of biological assets	(109,178)	(125,448)
Changes in fair value included in inventory sold	118,707	149,099
Depreciation of property, plant and equipment	60,603	74,143
Amortization of intangible assets	37,473	40,577
Share-based compensation	20,243	59,176
Impairment of deposits	15,129	0
Impairment of property, plant and equipment	282,078	140,970
Impairment of investment in associate	0	75,035
Impairment of intangible assets and goodwill	44,942	2,544,014
Accrued interest and accretion expense	30,493	18,359
Interest and other income	(1,388)	(4,835)
Deferred tax expense (recovery)	(6,443)	(77,135)
Other (gains) losses, net	(10,575)	28,643
Foreign exchange (gain) loss	3,420	9,707
Changes in non-cash working capital	397	7,593
Net cash used in operating activities from discontinued operations	(3,001)	(24,541)
Net cash used in operating activities	(210,577)	(342,142)
Investing activities
Investment in derivatives	(6,671)	(2,000)
Proceeds from disposal of marketable securities	18,064	90,843
Loan receivable	(6,453)	(3,643)
Purchase of property, plant and equipment, and intangible assets	(53,082)	(348,814)
Disposal of property, plant and equipment	19,241	1,247
Proceeds from government grant	3,636	0
Acquisition of businesses, net of cash acquired	0	280
Payment of contingent consideration	0	(1,993)
Deposits	(3,183)	(34,075)
Proceeds from disposal of investment in associates	0	27,600
Net cash provided by investing activities from discontinued operations	1,543	25,125
Net cash used in investing activities	(26,905)	(245,430)
Financing activities
Proceeds from long-term loans	0	86,394
Repayment of long-term loans	(117,504)	(115,130)
Repayment of convertible debenture	0	(2,306)
Payments of principal portion of lease liabilities	(5,416)	(6,611)
Proceeds from lease inducements	0	1,746
Restricted cash	(19,394)	46,066
Financing fees	(1,427)	(1,789)
Shares issued for cash, net of share issue costs	666,026	575,506
Net cash used in financing activities from discontinued operations	(331)	(1,314)
Net cash provided by financing activities	521,954	582,562
Effect of foreign exchange on cash and cash equivalents	(25,194)	(5,538)
Increase (decrease) in cash and cash equivalents	259,278	(10,548)
Cash and cash equivalents, beginning of year	162,179	172,727
Cash and cash equivalents, end of year	$ 421,457	$ 162,179